Note 17 - Restatement (Details Textual)	Jun. 25, 2017 USD ($)
Subsequent Event [Member] | Reclassification from Long-term Debt to Current Liabilities [Member] | Twelve Months Ended December 31, 2016 [Member]
Prior Period Reclassification Adjustment	$ 31,487,253